EXPLANATORY NOTE

Attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 12, 2011 (Accession No. 0001193125-11-220996), to the Prospectus dated May 1, 2011, for EQ/Global Multi-Sector Equity Portfolio, a series of EQ Advisors Trust.